Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014
Supplement [Text Block]	vet_SupplementTextBlock
VOYA EQUITY TRUST
Voya Large Cap Value Fund
("Fund")

Supplement dated March 11, 2015
to the Fund's Class A, Class B, Class C, Class I, Class O,
Class R and Class W Prospectus and Class R6 Prospectus
each dated September 30, 2014
(each a "Prospectus" and collectively "Prospectuses")

On May 22, 2014, in conjunction with the reorganization of Voya Core Equity Research Fund into the Fund, the Fund’s Board of Trustees approved a change with respect to the Fund’s management fee structure and expense structure.

1.	Effective on or about March 6, 2015, the Fund’s Class A, Class B, Class C, Class I, Class O, Class R and Class W shares' Prospectus was revised as follows:
a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund — Annual Fund Operating Expenses” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses [2]

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	R	W
Management Fees	%	0.65	0.65	0.65	0.65	0.65	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.16	0.16	0.16	0.05	0.16	0.16	0.16
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	1.17	1.92	1.92	0.81	1.17	1.42	0.92
Waivers and Reimbursements[4]	%	(0.06)	(0.06)	(0.06)	(0.04)	(0.06)	(0.11)	(0.06)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.11	1.86	1.86	0.77	1.11	1.31	0.86

1.	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2.	Expense information has been restated to reflect current contractual rates.
3.	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4.	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 1.10%, 1.85%, 1.85%, 0.76%, 1.10%, 1.35% and 0.85% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares through October 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.

b.	The table in the section entitled “Fees and Expenses of the Fund — Expense Examples” is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or held	$682	920	1,176	1,909
B	Sold	$689	897	1,231	2,043
	Held	$189	597	1,031	2,043
C	Sold	$289	597	1,031	2,238
	Held	$189	597	1,031	2,238
I	Sold or Held	$79	255	446	998
O	Sold or Held	$113	366	638	1,415
R	Sold or Held	$133	439	766	1,692
W	Sold or Held	$88	287	503	1,126

2.	Effective on or about March 6, 2015, the Fund’s Class R6 shares’ Prospectus was revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund — Annual Fund Operating Expenses” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		R6
Management Fee	%	0.65
Distribution and/or Shareholder Service (12b-1) Fees	%	None
Administrative Services Fee	%	0.10
Other Expenses	%	0.05
Acquired Fund Fees and Expenses	%	0.01
Total Annual Fund Operating Expenses[2]	%	0.81
Waivers and Reimbursements[3]	%	(0.06)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.75
1.	Expense information has been restated to reflect current contractual rates.
2.	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3.	The adviser is contractually obligated to limit expenses to 0.78% through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 0.74% through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

b.	The table in the section entitled “Fees and Expenses of the Fund — Expense Example” is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$77	253	444	996

Class A, B, C, I, O, R and W Shares | Voya Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock
VOYA EQUITY TRUST
Voya Large Cap Value Fund
("Fund")

Supplement dated March 11, 2015
to the Fund's Class A, Class B, Class C, Class I, Class O,
Class R and Class W Prospectus and Class R6 Prospectus
each dated September 30, 2014
(each a "Prospectus" and collectively "Prospectuses")

On May 22, 2014, in conjunction with the reorganization of Voya Core Equity Research Fund into the Fund, the Fund’s Board of Trustees approved a change with respect to the Fund’s management fee structure and expense structure.

1.	Effective on or about March 6, 2015, the Fund’s Class A, Class B, Class C, Class I, Class O, Class R and Class W shares' Prospectus was revised as follows:
a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund — Annual Fund Operating Expenses” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses [2]

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	R	W
Management Fees	%	0.65	0.65	0.65	0.65	0.65	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.16	0.16	0.16	0.05	0.16	0.16	0.16
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	1.17	1.92	1.92	0.81	1.17	1.42	0.92
Waivers and Reimbursements[4]	%	(0.06)	(0.06)	(0.06)	(0.04)	(0.06)	(0.11)	(0.06)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.11	1.86	1.86	0.77	1.11	1.31	0.86

1.	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2.	Expense information has been restated to reflect current contractual rates.
3.	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4.	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 1.10%, 1.85%, 1.85%, 0.76%, 1.10%, 1.35% and 0.85% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares through October 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.

b.	The table in the section entitled “Fees and Expenses of the Fund — Expense Examples” is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or held	$682	920	1,176	1,909
B	Sold	$689	897	1,231	2,043
	Held	$189	597	1,031	2,043
C	Sold	$289	597	1,031	2,238
	Held	$189	597	1,031	2,238
I	Sold or Held	$79	255	446	998
O	Sold or Held	$113	366	638	1,415
R	Sold or Held	$133	439	766	1,692
W	Sold or Held	$88	287	503	1,126

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2016
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Class A, B, C, I, O, R and W Shares | Voya Large Cap Value Fund | A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%	[1]
1 Yr	rr_ExpenseExampleYear01	682
3 Yrs	rr_ExpenseExampleYear03	920
5 Yrs	rr_ExpenseExampleYear05	1,176
10 Yrs	rr_ExpenseExampleYear10	1,909
1 Yr	rr_ExpenseExampleNoRedemptionYear01	682
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	920
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,176
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,909
Class A, B, C, I, O, R and W Shares | Voya Large Cap Value Fund | B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.86%	[1]
1 Yr	rr_ExpenseExampleYear01	689
3 Yrs	rr_ExpenseExampleYear03	897
5 Yrs	rr_ExpenseExampleYear05	1,231
10 Yrs	rr_ExpenseExampleYear10	2,043
1 Yr	rr_ExpenseExampleNoRedemptionYear01	189
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	597
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,031
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,043
Class A, B, C, I, O, R and W Shares | Voya Large Cap Value Fund | C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.86%	[1]
1 Yr	rr_ExpenseExampleYear01	289
3 Yrs	rr_ExpenseExampleYear03	597
5 Yrs	rr_ExpenseExampleYear05	1,031
10 Yrs	rr_ExpenseExampleYear10	2,238
1 Yr	rr_ExpenseExampleNoRedemptionYear01	189
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	597
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,031
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,238
Class A, B, C, I, O, R and W Shares | Voya Large Cap Value Fund | I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.77%	[1]
1 Yr	rr_ExpenseExampleYear01	79
3 Yrs	rr_ExpenseExampleYear03	255
5 Yrs	rr_ExpenseExampleYear05	446
10 Yrs	rr_ExpenseExampleYear10	998
1 Yr	rr_ExpenseExampleNoRedemptionYear01	79
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	255
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	446
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	998
Class A, B, C, I, O, R and W Shares | Voya Large Cap Value Fund | O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%	[1]
1 Yr	rr_ExpenseExampleYear01	113
3 Yrs	rr_ExpenseExampleYear03	366
5 Yrs	rr_ExpenseExampleYear05	638
10 Yrs	rr_ExpenseExampleYear10	1,415
1 Yr	rr_ExpenseExampleNoRedemptionYear01	113
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	366
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	638
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,415
Class A, B, C, I, O, R and W Shares | Voya Large Cap Value Fund | R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.31%	[1]
1 Yr	rr_ExpenseExampleYear01	133
3 Yrs	rr_ExpenseExampleYear03	439
5 Yrs	rr_ExpenseExampleYear05	766
10 Yrs	rr_ExpenseExampleYear10	1,692
1 Yr	rr_ExpenseExampleNoRedemptionYear01	133
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	439
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	766
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,692
Class A, B, C, I, O, R and W Shares | Voya Large Cap Value Fund | W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.86%	[1]
1 Yr	rr_ExpenseExampleYear01	88
3 Yrs	rr_ExpenseExampleYear03	287
5 Yrs	rr_ExpenseExampleYear05	503
10 Yrs	rr_ExpenseExampleYear10	1,126
1 Yr	rr_ExpenseExampleNoRedemptionYear01	88
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	287
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	503
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,126
Class R6 Shares | Voya Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock
VOYA EQUITY TRUST
Voya Large Cap Value Fund
("Fund")

Supplement dated March 11, 2015
to the Fund's Class A, Class B, Class C, Class I, Class O,
Class R and Class W Prospectus and Class R6 Prospectus
each dated September 30, 2014
(each a "Prospectus" and collectively "Prospectuses")

On May 22, 2014, in conjunction with the reorganization of Voya Core Equity Research Fund into the Fund, the Fund’s Board of Trustees approved a change with respect to the Fund’s management fee structure and expense structure.

2.	Effective on or about March 6, 2015, the Fund’s Class R6 shares’ Prospectus was revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund — Annual Fund Operating Expenses” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		R6
Management Fee	%	0.65
Distribution and/or Shareholder Service (12b-1) Fees	%	None
Administrative Services Fee	%	0.10
Other Expenses	%	0.05
Acquired Fund Fees and Expenses	%	0.01
Total Annual Fund Operating Expenses[2]	%	0.81
Waivers and Reimbursements[3]	%	(0.06)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.75
1.	Expense information has been restated to reflect current contractual rates.
2.	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3.	The adviser is contractually obligated to limit expenses to 0.78% through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 0.74% through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

b.	The table in the section entitled “Fees and Expenses of the Fund — Expense Example” is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$77	253	444	996

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Class R6 Shares | Voya Large Cap Value Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
1 Yr	rr_ExpenseExampleYear01	77
3 Yrs	rr_ExpenseExampleYear03	253
5 Yrs	rr_ExpenseExampleYear05	444
10 Yrs	rr_ExpenseExampleYear10	996
1 Yr	rr_ExpenseExampleNoRedemptionYear01	77
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	253
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	444
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	996

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 1.10%, 1.85%, 1.85%, 0.76%, 1.10%, 1.35% and 0.85% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares through October 1, 2016. Termination or modification of these obligations requires approval by the Fund's board.
[4]	The adviser is contractually obligated to limit expenses to 0.78% through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 0.74% through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.